Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Restricted Cash and Cash Equivalents Items
Restricted cash	$ 787	$ 105	$ 105	$ 0
Letter of credit collateral
Restricted Cash and Cash Equivalents Items
Restricted cash	600
Security deposit
Restricted Cash and Cash Equivalents Items
Restricted cash	$ 200